Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of equity distribution
	2022	2021	2020
Approval date by Board of Directors	October 10, 2022	April 29, 2021	November 16, 2020
Declared dividends per share to be paid in cash S/	0.42000	0.79000	0.23000
Declared dividends S/(000):	179,805	338,204	98,465